BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 94.0%
Basic Materials - 4.4%
400 Air Products and Chemicals, Inc. $ 117,272
5,600 Graphic Packaging Holding Co. 59,192
350 Packaging Corp. of America 83,398
259,862
Capital Goods / Industrials - 9.6%
950 3M Co. 153,815
250 Automatic Data Processing, Inc. 55,987
400 L3Harris Technologies, Inc. 116,236
60 Parker-Hannifin Corp. 58,687
950 RTX Corp. 180,244
564,969
Communication Services - 4.1%
6,900 AT&T, Inc. 142,830
2,350 Verizon Communications, Inc. 99,499
242,329
Consumer Discretionary - 8.6%
350 Darden Restaurants, Inc. 72,103
1,000 Hasbro, Inc. 82,590
2,600 Kontoor Brands, Inc. 216,684
3,300 NIKE, Inc., Class B 135,465
506,842
Consumer Staples - 7.4%
1,470 Diageo PLC, ADR 118,159
650 Ingredion, Inc. 61,561
3,200 Kenvue, Inc. 61,152
400 PepsiCo., Inc. 54,160
800 The Hershey Co. 140,360
435,392
Energy - 8.7%
710 Chevron Corp. 117,690
1,250 ConocoPhillips 129,950
5,400 Kinder Morgan, Inc. 172,638
550 Phillips 66 92,977
513,255
Financials - 16.2%
1,100 American International Group, Inc. 81,983
1,000 Brookfield Asset Management, Ltd.,
Class A 44,850
1,100 Citigroup, Inc. 153,956
610 CME Group, Inc. 134,706
1,000 Corebridge Financial, Inc. 28,630
1,100 MetLife, Inc. 93,071
3,000 Radian Group, Inc. 113,010
2,100 Truist Financial Corp. 104,622
1,500 U.S. Bancorp 90,600
1,300 Wells Fargo & Co. 107,432
952,860
Health Care - 12.3%
290 Amgen, Inc. 105,015
950 Becton Dickinson & Co. 143,763
230 Cardinal Health, Inc. 54,639
2,550 Medtronic PLC 199,487
1,100 Merck & Co., Inc. 141,350
3,400 Pfizer, Inc. 81,872
726,126
Real Estate - 6.6%
8,500 Healthcare Realty Trust, Inc. REIT 171,445
1,104 Realty Income Corp. REIT 68,404
2,600 VICI Properties, Inc. REIT 69,030
3,500 Weyerhaeuser Co. REIT 83,790
392,669
Shares Security Description Value
Technology - 10.4%
1,050 Cisco Systems, Inc. $ 123,333
480 International Business Machines Corp. 134,981
650 NetApp, Inc. 100,594
480 NXP Semiconductors NV 134,894
400 Texas Instruments, Inc. 119,228
613,030
Transportation - 1.7%
360 Union Pacific Corp. 97,920
Utilities - 4.0%
800 American Electric Power Co., Inc. 109,448
1,200 Pinnacle West Capital Corp. 128,400
237,848
Total Common Stock (Cost $4,102,406) 5,543,102
Shares Security Description Value
Money Market Fund - 5.8%
340,983 First American Government Obligations
Fund, Class X, 3.56%
(a)
(Cost $340,983) 340,983
Investments, at value - 99.8% (Cost $4,443,389) $ 5,884,085
Other Assets & Liabilities, Net - 0.2% 11,278
Net Assets - 100.0% $ 5,895,363
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,884,085
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,884,085

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
3
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 93.2%
Basic Materials - 4.7%
2,600 Air Products and Chemicals, Inc. $ 762,268
25,800 Graphic Packaging Holding Co. 272,706
1,300 Packaging Corp. of America 309,764
1,344,738
Capital Goods / Industrials - 8.4%
4,700 3M Co. 760,977
2,000 Automatic Data Processing, Inc. 447,900
79,000 Clarivate PLC
(a)
170,640
700 Cummins, Inc. 499,247
3,200 nVent Electric PLC 542,752
2,421,516
Communication Services - 4.1%
900 Alphabet, Inc., Class A 321,633
28,700 AT&T, Inc. 594,090
6,300 Verizon Communications, Inc. 266,742
1,182,465
Consumer Discretionary - 7.5%
3,300 Hasbro, Inc. 272,547
15,600 Kontoor Brands, Inc. 1,300,104
14,700 NIKE, Inc., Class B 603,435
2,176,086
Consumer Staples - 5.7%
30,600 Kenvue, Inc. 584,766
5,100 Mondelez International, Inc., Class A 294,984
1,200 PepsiCo., Inc. 162,480
3,400 The Hershey Co. 596,530
1,638,760
Energy - 6.7%
5,800 Devon Energy Corp. 239,656
24,400 Kinder Morgan, Inc. 780,068
2,100 Texas Pacific Land Corp. 919,044
1,938,768
Financials - 19.6%
2,800 American Express Co. 947,100
6,100 American International Group, Inc. 454,633
2,100 Berkshire Hathaway, Inc., Class B
(a)
1,050,819
8,162 Brookfield Corp. 347,620
1,000 Cboe Global Markets, Inc. 242,670
2,900 CME Group, Inc. 640,407
2,800 Interactive Brokers Group, Inc. 243,712
5,900 Truist Financial Corp. 293,938
6,900 U.S. Bancorp 416,760
14,350 W R Berkley Corp. 1,012,105
5,649,764
Health Care - 16.0%
3,150 AstraZeneca PLC 597,303
4,900 Becton Dickinson & Co. 741,517
37,000 DENTSPLY SIRONA, Inc. 392,570
2,150 Labcorp Holdings, Inc. 602,000
9,200 Medtronic PLC 719,716
3,500 Merck & Co., Inc. 449,750
600 Regeneron Pharmaceuticals, Inc. 374,124
9,500 Solventum Corp.
(a)
732,925
4,609,905
Real Estate - 4.8%
47,700 Healthcare Realty Trust, Inc. REIT 962,109
17,800 Weyerhaeuser Co. REIT 426,132
1,388,241
Technology - 12.7%
1,200 Adobe, Inc.
(a)
246,024
5,300 Cisco Systems, Inc. 622,538
1,000 Coherent Corp.
(a)
394,470
3,400 Intel Corp.
(a)
474,742
Shares Security Description Value
Technology - 12.7% (continued)
2,100 International Business Machines Corp. $ 590,541
2,500 NetApp, Inc. 386,900
3,400 NXP Semiconductors NV 955,502
3,670,717
Transportation - 1.6%
1,700 Union Pacific Corp. 462,400
Utilities - 1.4%
3,400 WEC Energy Group, Inc. 397,018
Total Common Stock (Cost $22,396,179) 26,880,378
Shares Security Description Value
Money Market Fund - 6.7%
1,942,962 First American Government Obligations
Fund, Class X, 3.56%
(b)
(Cost $1,942,962) 1,942,962
Investments, at value - 99.9% (Cost $24,339,141) $ 28,823,340
Other Assets & Liabilities, Net - 0.1% 32,937
Net Assets - 100.0% $ 28,856,277
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 28,823,340
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 28,823,340

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
4
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.